STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2010
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
11.	STOCK-BASED COMPENSATION.

The Company has three equity incentive compensation plans: an Amended 1995 Incentive Stock Plan, a 2004 Stock Option Plan and a 2006 Stock Incentive Plan.

2004 Stock Option Plan – The 2004 Stock Option Plan authorized the issuance of incentive stock options (“ISOs”) and non-qualified stock options (“NQOs”) to the Company’s officers, directors or key employees or to consultants that do business with the Company for up to an aggregate of 357,143 shares of common stock. On September 7, 2006, the Company terminated the 2004 Stock Option Plan, except to the extent of issued and outstanding options then existing under the plan. The Company had 11,429 stock options outstanding under its 2004 Stock Option Plan at December 31, 2010 and 2009.

Summaries of the status of Company’s stock option plans as of December 31, 2010 and 2009 and of changes in options outstanding under the Company’s plans during those years are as follows (in thousands, except exercise prices):

	Years Ended December 31,
	2010		2009
	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Outstanding at beginning of year	11	$57.82	18	$51.59
Terminated	—	—	(7)	41.65
Outstanding at end of year	11	$57.82	11	$57.82
Options exercisable at end of year	11	$57.82	11	$57.82

Stock options outstanding as of December 31, 2010, were as follows (number of shares in thousands):

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

$57.75-$58.10	11	4.57	$57.82	11	$57.82

The options outstanding and exercisable at December 31, 2010 and 2009 had no intrinsic value.

2006 Stock Incentive Plan – The 2006 Stock Incentive Plan authorizes the issuance of options, restricted stock, restricted stock units, stock appreciation rights, direct stock issuances and other stock-based awards to the Company’s officers, directors or key employees or to consultants that do business with the Company for up to an aggregate of 857,143 shares of common stock.

The Company grants to certain employees and directors shares of restricted stock under its 2006 Stock Incentive Plan pursuant to restricted stock agreements. A summary of unvested restricted stock activity is as follows (shares in thousands):

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2008	108	$49.77
Vested	(31)	$56.21
Canceled	(37)	$36.61
Unvested at December 31, 2009	40	$56.63
Issued	585	$8.40
Vested	(145)	$14.91
Canceled	(11)	$45.64
Unvested at December 31, 2010	469	$9.66

Stock-based compensation expense related to employee and non-employee stock grants and options recognized in income were as follows (in thousands):

	Years Ended December 31,
	2010	2009
Employees	$1,895	$1,660
Non-employees	576	264
Total stock-based compensation expense	$2,471	$1,924

At December 31, 2010, the total compensation cost related to unvested awards which had not been recognized was $4,523,000 and the associated weighted-average period over which the compensation cost attributable to those unvested awards would be recognized was 2.4 years.